Composition of Deposits (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposit Liabilities [Line Items]
Non-interest bearing	$ 120,424,895	$ 119,946,574
NOW and money market accounts	248,015,410	228,111,275
Savings deposits	53,745,787	46,240,652
Time deposits, $100,000 or more	124,886,164	131,935,125
Other time deposits	107,557,540	116,315,712
Total deposits	$ 654,629,796	$ 642,549,338